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Class S | Thrivent Global Stock Fund
Thrivent Global Stock Fund IILGX Prior to April 30, 2019, the Fund was named Thrivent Large Cap Stock Fund.
Investment Objective
Thrivent Global Stock Fund (the "Fund") seeks long-term capital growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Class S Thrivent Global Stock Fund Class S
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of the original purchase price or current net asset value)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class S Thrivent Global Stock Fund Class S
Management Fees	0.56%
Distribution and Shareholder Service (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.65%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class S | Thrivent Global Stock Fund | Class S | USD ($)	66	208	362	810

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities and invests at least 40% of its net assets in foreign securities (under normal market conditions). The Adviser focuses mainly on the equity securities of domestic and international companies. Should the Adviser change the investments used for purposes of this 80% threshold, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing primarily in domestic and foreign common stocks. The Fund may buy and sell futures contracts to either hedge its exposure or obtain exposure to certain investments. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what stocks to buy and sell. Fundamental techniques assess a security’s value based on an issuer’s financial profile, management, and business prospects while quantitative and technical techniques involve a more data-oriented analysis of financial information, market trends and price movements. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.
Principal Risks
The Fund is subject to the following principal investment risks, which you should review carefully and in entirety. The Fund may not achieve its investment objective and you could lose money by investing in the Fund.

Equity Security Risk. Equity securities held by the Fund may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries. Equity securities are generally more volatile than most debt securities.

Large Cap Risk. Large-sized companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Securities Risk. Foreign securities generally carry more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Foreign Currency Risk. The value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Quantitative Investing Risk. Quantitative Investing Risk is the risk that securities selected according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions of these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.

Emerging Markets Risk. The economic and political structures of developing countries in emerging markets, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in or with revenue exposures to countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in or with revenue exposures to countries with less developed legal, tax, regulatory, and accounting systems. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries, and events in any one country could cause the Fund’s share price to decline.

Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.

Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.

Derivatives Risk. The use of derivatives (such as futures) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. The Fund utilizes equity futures in order to increase or decrease its exposure to various asset classes at a lower cost than trading stocks directly. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the contract. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Certain derivatives may also be subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations due to its financial condition, market events, or other reasons.
Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices. These indices are the MSCI All Country World Index – USD Net Returns, which measures the performance of developed and emerging stock markets throughout the world, and the MSCI World Large Cap Index – USD Net Returns, which measures the performance of large cap stocks in developed countries throughout the world. The Fund now compares its returns to the MSCI All Country World Index – USD Net Returns rather than the MSCI World Large Cap Index – USD Net Returns because the Fund believes it more accurately represents the Fund’s investment objective and principal strategies. Call 800-847-4836 or visit ThriventFunds.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as individual retirement accounts.

How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q1 '12	+13.17%
Worst Quarter:	Q3 '11	(17.76)%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2019)
Average Annual Total Returns - Class S - Thrivent Global Stock Fund	1 Year	5 Years	10 Years
Class S	23.07%	8.16%	9.41%
Class S | (after taxes on distributions)	19.65%	6.03%	7.65%
Class S | (after taxes on distributions and redemptions)	16.04%	6.11%	7.38%
MSCI World Large Cap Index (Net)	27.73%	8.93%	9.41%
MSCI All Country World Index - USD Net Returns (reflects no deduction for fees, expenses or taxes)	26.60%	8.41%	8.79%